Summary of Significant Accounting Policies	12 Months Ended
Jun. 30, 2024
Summary of Significant Accounting Policies [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NOTE A - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Kentucky First Federal Bancorp (the “Company”) is a savings and loan holding company whose activities are primarily limited to holding the stock and managing the operations of First Federal Savings and Loan Association of Hazard, Kentucky (“First Federal of Hazard”) and Frankfort First Bancorp, Inc., (“Frankfort First”) the holding company for First Federal Savings Bank of Kentucky (“First Federal of Kentucky”). First Federal of Hazard and First Federal of Kentucky are collectively referred to herein as “the Banks.” First Federal of Hazard is a community-oriented savings and loan association dedicated to serving consumers in Perry and surrounding counties in eastern Kentucky, while First Federal of Kentucky operates through six banking offices located in Frankfort, Danville and Lancaster, Kentucky. Both institutions engage primarily in the business of attracting deposits from the general public and applying those funds to the origination of loans for residential and consumer purposes. First Federal of Kentucky also originates, to a lesser extent, church loans, home equity and other loans. Other than a predominance of one- to four-family residential property, which is common in most thrifts, there are no significant concentrations of loans to any one industry or customer. However, the customers’ ability to repay their loans is dependent on the real estate and general economic conditions in the Banks’ specific operating areas. The Banks’ profitability is significantly dependent on net interest income, which is the difference between interest income generated from interest-earning assets (i.e. loans and investments) and the interest expense paid on interest-bearing liabilities (i.e. customer deposits and borrowed funds). Net interest income is affected by the relative amount of interest-earning assets and interest-bearing liabilities and the interest received or paid on these balances. The level of interest rates paid or received by the Banks can be significantly influenced by a number of environmental factors, such as governmental monetary policy, that are outside of management’s control.

The following is a summary of the Company’s significant accounting policies which have been consistently applied in the preparation of the accompanying consolidated financial statements.

1. Principles of Consolidation: The consolidated financial statements include the accounts of the Company, First Federal of Hazard, Frankfort First and First Federal of Kentucky. All significant intercompany accounts and transactions have been eliminated in consolidation.

2. Use of Estimates: The consolidated financial information presented herein has been prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP.”) To prepare financial statements in conformity with U.S. GAAP, management makes estimates and assumptions based on available information. These estimates and assumptions affect the amounts reported in the financial statements and the disclosures provided, and actual results could differ. Such estimates include, but are not limited to, the allowance for credit losses, goodwill, and deferred taxes.

3. Debt Securities: Debt securities are classified as held to maturity or available for sale. Securities classified as held to maturity are to be carried at cost only if the Company has the positive intent and ability to hold these securities to maturity. Securities designated as available for sale are carried at fair value with resulting unrealized gains or losses recorded to shareholders’ equity, net of tax.

Interest income includes amortization of purchase premium or discount. Premiums and discounts on securities are amortized on the level-yield method without anticipating prepayments, except for mortgage-backed securities where prepayments are anticipated. Gains and losses on sales are recorded on the trade date and determined using the specific identification method.

Management evaluates securities for other-than-temporary impairment (“OTTI”) at least on a quarterly basis, and more frequently when economic or market conditions warrant such an evaluation. For securities in an unrealized loss position, management considers the extent and duration of the unrealized loss, and the financial condition and near-term prospects of the issuer. Management also assesses whether it intends to sell, or it is more likely than not that it will be required to sell, a security in an unrealized loss position before recovery of its amortized cost basis. If either of the criteria regarding intent or requirement to sell is met, the entire difference between amortized cost and fair value is recognized as impairment through earnings. For debt securities that do not meet the aforementioned criteria, the amount of impairment is split into two components as follows: 1) OTTI related to credit loss, which must be recognized in the income statement and 2) OTTI related to other factors, which is recognized in other comprehensive income. The credit loss is defined as the difference between the present value of the cash flows expected to be collected and the amortized cost basis.

4. Loans: Loans that management has the intent and ability to hold for the foreseeable future or until maturity or payoff are reported at the principal amount outstanding, adjusted for deferred loan origination costs, net, discounts on purchased loans, and the allowance for loan losses. Interest income is accrued on the unpaid principal balance unless the collectability of the loan is in doubt. Loan origination fees, net of certain direct origination costs, are deferred and recognized in interest income using the level-yield method without anticipating prepayments. Interest income on one- to four-family residential loans is generally discontinued at the time a loan is 180 days delinquent and on other loans at the time a loan is 90 days delinquent. All other loans are moved to non-accrual status in accordance with the Company’s policy, typically 90 days after the loan becomes delinquent. Past due status is based on the contractual terms of the loan. In all cases, loans are placed on nonaccrual or charged-off at an earlier date if collection of principal or interest is considered doubtful. Nonaccrual loans and loans past due 90 days still on accrual include both smaller balance homogeneous loans that are collectively evaluated for impairment and individually classified impaired loans.

All interest accrued but not received for loans placed on nonaccrual is reversed against interest income. Interest received on such loans is accounted for on the cash-basis or cost-recovery method, until qualifying for return to accrual. Loans are returned to accrual status when all the principal and interest amounts contractually due are brought current and future payments are reasonably assured.

5. Loans held for sale, Mortgage Servicing Rights, and Lender Risk Account: Loans held for sale are carried at the lower of cost (less principal payments received) or fair value, calculated on an aggregate basis. At June 30, 2024 and 2023 the Company had $110,000 and $0 in loans held for sale, respectively.

In selling loans, the Company utilizes a program with the Federal Home Loan Bank, retaining servicing on loans sold. Mortgage servicing rights on originated loans that have been sold are initially recorded at fair value. Capitalized servicing rights are amortized in proportion to and over the period of estimated servicing revenues. The Company recorded amortization related to mortgage servicing rights totaling $17,000 and $14,000 during the years ended June 30, 2024 and 2023, respectively. The carrying value of the Company’s mortgage servicing rights totaled approximately $163,000 and $174,000 at June 30, 2024 and 2023, respectively. The fair value of the Company’s mortgage servicing rights totaled approximately $207,000 and $262,000 at June 30, 2024 and 2023, respectively.

The Company was servicing mortgage loans of approximately $20.4 million and $21.7 million that had been sold to the Federal Home Loan Bank at June 30, 2024 and 2023, respectively.

Servicing rights are evaluated for impairment based upon the fair value of the rights as compared to carrying amount. Impairment is recognized through a valuation allowance for an individual grouping, to the extent that fair value is less than the carrying amount. If the Company later determines that all or a portion of the impairment no longer exists for a particular grouping, a reduction of the allowance may be recorded as an increase to income. Changes in valuation allowances are reported with other non-interest income on the income statement. The fair values of servicing rights are subject to significant fluctuations as a result of changes in estimated and actual prepayment speeds and default rates and losses.

Servicing fee income which is reported on the income statement as other non-interest income is recorded for fees earned for servicing loans. The fees are based on a contractual percentage of the outstanding principal and are recorded as income when earned. The amortization of mortgage servicing rights is netted against loan servicing fee income. Servicing fees totaled $3,000 and $42,000 for the fiscal years ended June 30, 2024 and 2023, respectively. Late fees and ancillary fees related to loan servicing are not material.

Certain loan sale transactions with the Federal Home Loan Bank of Cincinnati (“FHLB”) provide for the establishment of a Lender Reserve Account (“LRA”). The LRA consists of amounts withheld by FHLB from loan sale proceeds for absorbing inherent losses that are probable on those sold loans. These withheld funds are an asset to the Company, as they are scheduled to be paid to the Company in future years, net of any credit losses on those loans sold. The receivables are initially measured at fair value. The fair value is estimated by discounting the cash flows over the life of each master commitment contract. The accretable yield is amortized over the life of the master commitment contract. Expected cash flows are reevaluated at each measurement date. If there is an adverse change in expected cash flows, the accretable yield would be adjusted on a prospective basis and the asset evaluated for impairment. The level of LRA held was $331,000 at June 30, 2024 and $333,000 at June 30, 2023.

6. Allowance for Credit Losses: The allowance for credit losses is a valuation allowance for probable incurred credit losses. Loan losses are charged against the allowance when management believes the uncollectability of a loan balance is confirmed. Subsequent recoveries, if any, are credited to the allowance. Management estimates the allowance balance required using past loss experience, the nature and volume of the portfolio, trends in the level of delinquent and problem loans, adverse situations that may affect the borrower’s ability to repay, the estimated value of any underlying collateral and current and anticipated economic conditions in the primary lending area. Allocations of the allowance may be made for specific loans, but the entire allowance is available for any loan that, in management’s judgment, should be charged off.

Residential Real Estate

Our primary lending activity is the origination of mortgage loans, which enable a borrower to purchase or refinance existing homes in the Banks’ respective market areas. We further classify our residential real estate loans as one- to four-family (owner-occupied vs nonowner-occupied), multi-family or construction. We believe that our first mortgage position on loans secured by residential real estate presents lower risk than our other loans, with the exception of loans secured by deposits.

We offer a mix of adjustable-rate and fixed-rate mortgage loans with terms up to 30 years for owner-occupied properties. For these properties a borrower may be able to borrow up to 95% of the value with private mortgage insurance. Alternatively, the borrower may be able to borrow up to 90% of the value through other programs offered by the bank.

We offer loans on one- to four-family rental properties at a maximum of 80% loan-to-value (“LTV”) ratio and we generally charge a slightly higher interest rate on such loans.

We also originate loans to individuals to finance the construction of residential dwellings for personal use or for use as rental property. We occasionally lend to builders for construction of speculative or custom residential properties for resale, but on a limited basis. Construction loans are generally less than one year in length, do not exceed 80% of the appraised value, and provide for the payment of interest only during the construction phase. Funds are disbursed as progress is made toward completion of the construction.

Multi-family and Nonresidential Loans

We offer mortgage loans secured by residential multi-family (five or more units), and nonresidential real estate. Nonresidential real estate loans are comprised generally of commercial office buildings, churches and properties used for other purposes. Generally, these loans are originated for 25 years or less and do not exceed 80% of the appraised value. Loans secured by multi-family and commercial real estate generally have larger balances and involve a greater degree of risk than one- to four-family residential mortgage loans. These loans depend on the borrower’s creditworthiness and the feasibility and cash flow potential of the project. Payments on loans secured by income properties often depend on successful operation and management of the properties. As a result, repayment on such loans may be subject to a greater extent to adverse conditions in the real estate market or economy than owner-occupied residential loans.

Consumer lending

Our consumer loans include home equity lines of credit, loans secured by savings deposits, automobile loans, and unsecured loans. Home equity loans are generally second mortgage loans subordinate only to first mortgages also held by the bank and do not exceed 80% of the estimated value of the property. We do offer home equity loans up to 90% of the estimated value to qualified borrowers and these loans carry a premium interest rate. Loans secured by savings are originated up to 90% of the depositor’s savings account balance and bear interest at a rate higher than the rate paid on the deposit account. Because the deposit account must be pledged as collateral to secure the loan, the inherent risk of this type of loan is minimal. Loans secured by automobiles are made directly to consumers (there are no relationships with dealers) and are based on the value of the vehicle and the borrower’s creditworthiness. Vehicle loans present a higher level of risk because of the natural decline in the value of the property as well as its mobility. Unsecured loans are based entirely on the borrower’s creditworthiness and present the highest level of risk to the bank.

The Banks choose the most appropriate method for accounting for impaired loans. For secured loans, which make up the vast majority of the loans in the Banks’ portfolio, this method involves determining the fair value of the collateral, reduced by estimated selling costs. Where appropriate, the Banks would account for impaired loans by determining the present value of expected future cash flows discounted at the loan’s effective interest rate.

A loan is considered impaired when, based on current information and events, it is probable that a creditor will be unable to collect all amounts due according to the contractual terms of the loan agreement. Although most of our loans are secured by collateral, we rely heavily on the capacity of our borrowers to generate sufficient cash flow to service their debt. As a result, our loans do not become collateral-dependent until there is deterioration in the borrower’s cash flow and financial condition, which makes it necessary for us to look to the collateral for our sole source of repayment. Collateral-dependent loans which are more than ninety days delinquent are considered to constitute more than a minimum delay in repayment and are evaluated for impairment under the policy at that time.

We utilize updated independent appraisals to determine fair value for collateral-dependent loans, adjusted for estimated selling costs, in determining our specific reserve. In some situations, management does not secure an updated independent appraisal. These situations may involve small loan amounts or loans that, in management’s opinion, have an abnormally low loan-to-value ratio.

With respect to the Banks’ investment in troubled debt restructurings, multi-family and nonresidential loans, and the evaluation of impairment thereof, such loans are nonhomogenous and, as such, may be deemed to be collateral-dependent when they become more than 90 days delinquent. We obtain updated independent appraisals in these situations or when we suspect that the previous appraisal may no longer be reflective of the property’s current fair value. This process varies from loan to loan, borrower to borrower, and also varies based on the nature of the collateral.

7. Federal Home Loan Bank Stock: The Banks are members of the FHLB system. Members are required to own a certain amount of stock based on the level of borrowings and other factors, and may invest in additional amounts. FHLB stock is carried at cost, classified as a restricted security, and periodically evaluated for impairment based on ultimate recovery of par value. Both cash and stock dividends are reported as interest income.

8. Real Estate Owned: Real estate acquired through or instead of foreclosure is initially recorded at fair value less estimated selling expenses at the date of acquisition, establishing a new cost basis. These assets are subsequently accounted for at lower of cost or fair value less estimated costs to sell. If fair value declines subsequently, the carrying value is adjusted through a valuation allowance and the amount is recorded through expense. Costs relating to holding real estate owned, net of rental income, are charged against earnings as incurred.

9. Premises and Equipment: Land is carried at cost. Premises and equipment are carried at cost less accumulated depreciation. The cost of premises and equipment includes expenditures which extend the useful lives of existing assets. Maintenance, repairs and minor renewals are expensed as incurred. For financial reporting, depreciation is provided on the straight-line method over the useful lives of the assets, estimated to be forty years for buildings, ten to forty years for building improvements, and five to ten years for furniture and equipment. When management initiates a plan to dispose of assets, those assets are transferred to fixed assets held for sale and evaluated for potential impairment. At June 30, 2024 the Company had fixed assets held for sale of $0.

10. Income Taxes: Income tax expense is the total of the current year income tax due or refundable and the change in deferred tax assets and liabilities. Deferred tax assets and liabilities are the expected future tax amounts for the temporary differences between carrying amounts and tax bases of assets and liabilities, computed using enacted tax rates. Deferred tax assets are recorded only to the extent that the amount of net deductible temporary differences or carryforward attributes may be utilized against current period earnings, carried back against prior years’ earnings, offset against taxable temporary differences reversing in future periods, or utilized to the extent of management’s estimate of future taxable income. A valuation allowance, if needed, reduces deferred tax assets to the amount expected to be realized. Deferred tax liabilities are provided on the total amount of net temporary differences taxable in the future.

A tax provision is recognized as a benefit only if it is “more likely than not” that the tax position would be sustained in a tax examination, with a tax examination being presumed to occur. The amount recognized is the largest amount of tax benefit that is greater than 50% likely of being realized on examination. For tax positions not meeting the “more likely than not” test, no tax benefit is recorded. The Company recognizes interest and/or penalties related to income tax matters as income tax expense.

Kentucky First Federal Bancorp and Frankfort First Bancorp, Inc., each are subject to state income taxes in the Commonwealth of Kentucky. With few exceptions, the Company is no longer subject to U.S. federal, state and local tax examinations by tax authorities for years before 2020.

11. Retirement and Employee Benefit Plans: The Banks participate in the Pentegra Defined Benefit Plan for Financial Institutions (“The Pentegra DB Plan”), which is a tax-qualified, multi-employer defined benefit pension fund covering all employees who qualify as to length of service. The Pentegra DB Plan’s Employer Identification Number is 13-5645888 and the Plan Number is 333. The Pentegra DB Plan operates as a multi-employer plan for accounting purposes and as a multiple-employer plan under the Employee Retirement Income Security Act of 1974 and the Internal Revenue Code. The Pentegra DB Plan is a single plan under Internal Revenue Code Section 413(c) and, as a result, all of the assets stand behind all of the liabilities. Accordingly, under the Pentegra DB Plan contributions made by a participating employer may be used to provide benefits to participants of other participating employers. Total contributions made to the Pentegra DB Plan, as reported on Form 5500, equal $147.3 million and $142.4 million for the plan years ended June 30, 2023 and 2022, respectively. Our contributions for fiscal 2023 and 2022 were not more than 5% of the total contributions made to the Pentegra DB Plan. Pension expense is the net contributions, which are based upon covered employees’ age and salaries and are dependent upon the ultimate prescribed benefits of the participants and the funded status of the plan. The Company recognized expense related to the plans totaling approximately $454,000 and $353,000 for the fiscal years ended June 30, 2024 and 2023, respectively. There are no collective bargaining agreements in place that require contributions to the Pentegra DB Plan. As of July 1, 2023, the most recent period for which information is available, the Banks had an adjusted funding target attainment percentage (“AFTAP”) of 82.02%. There are no funding improvement plans or surcharges to participants. Effective July 1, 2016, sponsorship of the plan was transferred to the Company, benefits ratios were standardized and prospectively each bank will contribute to the plan based generally on its pro rata share of future benefits. Effective April 1, 2019, the Company elected to freeze benefits to its employee participants.

The Company also maintained a nonqualified deferred compensation plan for the benefit of certain directors, which was closed to any future deferrals. The plan terminated in fiscal year 2022 with the payment of all amounts due.

The Company maintains an Employee Stock Ownership Plan (“ESOP”), a tax-qualified defined contribution stock bonus plan for all full-time employees of the Company and its subsidiaries who have completed one year of service and have attained the age of 21. In connection with the implementations of the ESOP, the company financed the purchase of the ESOP shares with a 20 year loan and each year during the term of the loan contributions were made to the ESOP equal to the ESOP’s debt service less dividends received by the ESOP on unallocated shares. The cost of the ESOP shares is shown as a reduction of stockholders’ equity.The loan was fully repaid during the year ended June 30, 2023. The Company recorded expense for the ESOP of approximately $0 and $4,000 for the years ended June 30, 2024 and 2023, respectively. Vested shares of the Company common stock allocated to participant accounts are distributed to participants following their termination of employment. 226,313 shares of Company common stock were distributed from the ESOP as of June 30, 2024 and 2023, respectively.

The amounts contributed to the ESOP were $0 and $14,000 for the years 2024 and 2023, respectively.

	For the fiscal year ended
	June 30,
	2024	2023
Allocated shares	110,660	110,660
Shares committed to be released	-	-
Unearned shares	-	-
Total ESOP shares	110,660	110,660

Fair value of unearned shares at end of period	$-	$-

The Company maintains a 401(k) plan for the benefit of all full-time employees. No employer contributions have been made to the 401(k) plan.

12. Earnings Per Share: Diluted earnings per share is computed taking into consideration common shares outstanding and dilutive potential common shares to be issued or released under the Company’s share-based compensation plans. There is no adjustment to net earnings for the calculation of diluted earnings per share. The factors used in the basic and diluted earnings per share computations for the fiscal years ended June 30 follow:

	For the fiscal year ended
	June 30,
	2024	2023
Net income (loss) allocated to common shareholders, basic and diluted	$(1,721,000)	$933,000

EARNINGS PER SHARE	$(0.21)	$0.11

Weighted average common shares outstanding, basic and diluted	8,098,715	8,131,568

Basic earnings per share is computed based upon the weighted-average shares outstanding during the year (which excludes treasury shares) less average shares in the ESOP that are unallocated and not committed to be released. There were no options outstanding for fiscal years 2024 and 2023.

13. Fair Value of Assets and Liabilities: Fair value is the exchange price that would be received for an asset or paid to transfer a liability (exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. There are three levels of inputs that may be used to measure fair values:

Level 1 - Quoted prices in active markets for identical assets or liabilities that the entity has the ability to access as of the measurement date.

Level 2 - Observable inputs other than Level 1 prices, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3 - Significant unobservable inputs that reflect a company’s own assumptions about the assumptions that market participants would use in pricing an asset or liability.

Following is a description of the valuation methodologies used for assets measured at fair value on a recurring basis and recognized in the accompanying balance sheet, as well as the general classification of such instruments pursuant to the valuation hierarchy.

Securities

Where quoted market prices are available in an active market, securities are classified within Level 1 of the valuation hierarchy. If quoted market prices are not available, then fair values are estimated by using matrix pricing, which is a mathematical technique widely used in the industry to value debt securities without relying exclusively on quoted prices for the specific securities but rather by relying on the securities’ relationship to other benchmark quoted securities (Level 2 inputs).

The following table presents the fair value measurements of assets and liabilities measured at fair value on a recurring basis at June 30, 2024 and 2023. The securities represented are only those classified as available-for sale.

		Fair Value Measurements Using
		Quotes Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
(in thousands)	Fair Value	(Level 1)	(Level 2)	(Level 3)
2024
Agency mortgage-backed: residential	$9,648	$-	$9,648	$-

2023
Agency mortgage-backed: residential	$12,080	$-	$12,080	$-

There were no transfers between levels 1 and 2.

There were no assets or liabilities measured at fair value on a nonrecurring basis at June 30, 2024 and 2023.

The following disclosure of the fair value of financial instruments, both assets and liabilities, whether or not recognized in the consolidated balance sheet, is based on the assumptions presented for each particular item and for which it is practicable to estimate that value. For financial instruments where quoted market prices are not available, fair values are based on estimates using present value and other valuation methods.

The methods used are greatly affected by the assumptions applied, including the discount rate and estimates of future cash flows. Therefore, the fair values presented may not represent amounts that could be realized in an exchange for certain financial instruments.

The Company’s financial instruments at June 30, 2024 and 2023 are as follows:

		Fair Value Measurements at
	Carrying	June 30, 2024 Using
(in thousands)	Value	Level 1	Level 2	Level 3	Total
Financial assets
Cash and cash equivalents	$18,287	$18,287			$18,287
Available-for-sale securities	9,648		$9,648		9,648
Held-to-maturity securities	213		203		203
Loans receivable - net	333,025			$318,867	318,867
Federal Home Loan Bank stock	4,230				n/a
Accrued interest receivable	1,169		1,169		1,169

Financial liabilities
Deposits	$256,139	$79,567	$176,272		$255,839
Federal Home Loan Bank advances	68,988		68,122		68,122
Advances by borrowers for taxes and insurance	909		909		909
Accrued interest payable	176		176		176

		Fair Value Measurements at
	Carrying	June 30, 2023 Using
(in thousands)	Value	Level 1	Level 2	Level 3	Total
Financial assets
Cash and cash equivalents	$8,167	$8,167			$8,167
Available-for-sale securities	12,080		$12,080		12,080
Held-to-maturity securities	274		259		259
Loans receivable - net	313,807			$293,530	293,530
Federal Home Loan Bank stock	4,623				n/a
Accrued interest receivable	902		902		902

Financial liabilities
Deposits	226,309	$88,994	$136,577		$225,571
Federal Home Loan Bank advances	$70,087		69,863		69,863
Advances by borrowers for taxes and insurance	793		793		793
Accrued interest payable	70		70		70

14. Cash and Cash Equivalents: For purposes of reporting cash flows, cash and cash equivalents include cash and due from banks, federal funds sold, and interest-bearing deposits in other financial institutions with original maturities of less than ninety days.

15. Goodwill: Goodwill of $14.5 million was originally recorded in March 2005 when the Company, as part of its initial public offering, purchased Frankfort First Bancorp, Inc., with a portion of the stock and cash proceeds from the offering. Goodwill and intangible assets acquired in a purchase business combination and determined to have an indefinite useful life are not amortized, but tested for impairment at least annually. At June 30, 2023, the company had $947,000 remaining goodwill that had not been considered impaired. At June 30, 2024, the annual impairment test indicated that goodwill was impaired and a goodwill impairment charge equal to the entire balance of our $947,000 goodwill balance was taken.

16. Cash Surrender Value of Life Insurance: First Federal of Kentucky has purchased life insurance policies on certain key executives. Bank-owned life insurance is recorded at the amount that can be realized under the insurance contract at the balance sheet date, which is the cash surrender value adjusted for other charges or other amounts due that are probable at settlement.

17. Treasury Stock: Treasury stock is stated at cost. Cost is determined by the first-in, first-out method.

18. Related Party Transactions: Loans outstanding to executive officers, directors, significant shareholders and their affiliates (related parties) at June 30, 2024 and 2023 are summarized as follows:

(in thousands)	2024	2023
Outstanding principal, beginning of year	$480	$688
Changes in composition of related parties	338	-
Principal disbursed during the year	194	-
Principal repaid and refinanced during the year	(33)	(208)
Outstanding principal, end of year	$979	$480

Deposits from related parties held by the Company at June 30, 2024 and 2023 totaled $1.7 million and $5.1 million, respectively.

In management’s opinion, such loans and other extensions of credit and deposits were made in the ordinary course of business and were made on substantially the same terms (including interest rates and collateral) as those prevailing at the time for comparable transactions with other persons. Further, in management’s opinion, these loans did not involve more than normal risk of collectability or present other unfavorable features.

19. Comprehensive Income and Accumulated Comprehensive Income (Loss): Comprehensive income consists of net income and other comprehensive income (loss). Other comprehensive income (loss) includes unrealized gains and losses on securities available for sale, net of tax, for the period which are also recognized as separate components of equity. Accumulated comprehensive income (loss) consists solely of unrealized gain or loss on available-for-sale securities at the end of the period.

20. Revenue Recognition: The Company’s revenue-generating activities accounted for under Topic 606 includes primarily service charges and fees on deposits and other service charges and fees and comprise the majority of other non-interest income on the statement of income. Service charges and fees on deposits are primarily debit card interchange fees and automatic teller machine (“ATM”) surcharge fees. To a lesser extent service charges and fees also include overdraft fees, dormant account fees, and service charges on checking and savings accounts. Overdraft fees are recognized at the time an account is overdrawn. Dormant account fees are recognized when an account is inactive for at least 365 days. Service charges on checking and savings accounts are primarily account maintenance services performed and recognized in the same calendar month. Other deposit-based service charges and fees include transaction-based services completed at the request of the customer and recognized at the time the transaction is completed. These transaction-based services include ATM usage and stop payment services. All service charges and fees on deposits are withdrawn from the customer’s account at the time the service is provided.

21. Loss Contingencies: Loss contingencies, including claims and legal actions arising in the ordinary course of business, are recorded as liabilities when the likelihood of loss is probable and an amount or range of loss can be reasonably estimated. Management does not believe there now are such matters that will have a material effect on the financial statements.

22. Loan Commitments and Related Financial Instruments: Financial instruments include off-balance sheet credit instruments, such as commitments to make loans and commercial letters of credit, issued to meet customer financing needs. The face amount for these items represents the exposure to loss, before considering customer collateral or ability to repay. Such financial instruments are recorded when they are funded.

23. Dividend Restriction: Banking regulations require maintaining certain capital levels and may limit the dividends paid by the Banks to the holding company or by the holding company to shareholders.

24. Operating Segments: While the chief decision-makers monitor the revenue streams of the various products and services, operations are managed and financial performance is evaluated on a Company-wide basis. Operating segments are aggregated into one as operating results for all segments are similar. Accordingly, all of the financial service operations are considered by management to be aggregated in one reportable operating segment.

25. Reclassifications: Some items in the prior year financial statements were reclassified to conform to the current presentation. Reclassifications had no effect on prior year net income or shareholders’ equity.

26. New Accounting Standards:

FASB ASC 326 - In June 2016, the Financial Accounting Standards Board (“FASB”) issued ASU No. 2016-13, Financial Instruments – Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments. This standard requires credit losses on most financial assets and certain other instruments to be measured using an expected loss model, which is referred to as the current expected credit loss (CECL) model. Under this model entities estimate credit losses over the entire contractual term of the instrument (considering estimated prepayments, but not expected extensions or modifications) from the date of initial recognition of that instrument. The ASU replaces the current accounting model for purchased credit impaired and debt securities. The allowance for credit losses for purchased financial assets with a more-than-insignificant amount of credit deterioration since origination (referred to as “PCD assets”), should be determined in a similar manner to other financial assets measured on an amortized cost basis. However, upon initial recognition, the allowance for credit losses is added to the purchase price to determine the initial amortized cost basis. The subsequent accounting for PCD financial assets is the same expected loss model described herein.

The Company will now use forward-looking information to enhance its credit loss estimates. The amendment requires enhanced disclosures to aid investors and other users of financial statements to better understand significant estimates and judgments used in estimating credit losses, as well as the credit quality and underwriting standards of our portfolio. The largest impact to the Company was on its allowance for loan and lease losses, although the ASU also amends the accounting for credit losses on available-for-sale debt securities, held-to-maturity securities, and purchased financial assets with credit deterioration. The standard was effective for public companies for annual periods and interim periods within those annual periods beginning after December 15, 2019. However, the FASB delayed the implementation of the ASU for smaller reporting companies until years beginning after December 15, 2022, or in the Company’s case the fiscal year beginning July 1, 2023. ASU 2016-13 was applied through a cumulative effect adjustment to retained earnings (modified-retrospective approach).

In addition, ASC 326 made changes to the accounting for available-for-sale (“AFS”) debt securities. One such change requires credit losses to be presented as an allowance rather than as a write-down on AFS securities. Management does not intend to sell or believes that it is more likely than not that they will be required to sell.

We adopted ASC 326 effective July 1, 2023, using the modified retrospective method for all financial assets measured at amortized cost and off-balance sheet (“OBS”) credit exposures. Results for reporting periods beginning after July 1, 2023 are presented under ASC 326, while prior period amounts continue to be reported in accordance with previously applicable GAAP.

Upon adoption of the ASU we recorded an increase in the allowance for credit loss (“ACL”) for loans which represented a $497,000 increase from the Allowance for Loan Losses (“ALLL”) at June 30, 2023. This transaction further resulted in an increase of $54,000 to the ACL for unfunded commitments, a decrease of $414,000 to retained earnings and a deferred tax asset of $137,000.